December 10, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:     Division of Investment Management

            RE:   Merrill Lynch Massachusetts Municipal Bond Fund of
                  Merrill Lynch Multi-State Municipal Series Trust Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (Securities Act File No. 33-35987,
                  Investment Company Act File No. 811-4375)

Ladies and Gentlemen:


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Massachusetts Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (the "Fund") hereby certifies that:

         (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 12 to the Fund's Registration Statement on Form N-1A; and

         (2) the text of Post-Effective Amendment No. 12 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 2, 2001.

                                           Very truly yours,

                           Merrill Lynch Massachusetts Municipal Bond Fund of
                            Merrill Lynch Multi-State Municipal Series Trust


                                           /s/ Alice A. Pellegrino
                                           -----------------------
                                             Alice A. Pellegrino
                                              Secretary of Fund